Restricted Cash and Restricted Time Deposit - Additional Information (Detail)				12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Cash [Member] CNY	Dec. 31, 2010 Cash [Member] CNY	Dec. 31, 2011 Cash 1 [Member] CNY	Dec. 31, 2010 Cash 1 [Member] CNY
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 85,082,450	535,500,431	4,849,614	158,077	4,849,614	535,342,354	0
Restricted cash purpose				To meet the requirements under certain equity investment contracts or business operations		To maintain guarantee balances at the bank as a collateral for the short term loans of US dollars
Restricted Time Deposit non-current	$ 19,974,487	125,717,425	121,721,425			125,717,425	121,721,425